Schedule of Loans Payable (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Total	$ 150,000
Creek Road Miners Inc [Member]
Total		149,900	$ 361,595
Creek Road Miners Inc [Member] | SBA Guaranteed PPP Loan [Member]
Total			14,033
Creek Road Miners Inc [Member] | SBA Loan [Member]
Total		149,900	149,900
Creek Road Miners Inc [Member] | Second Draw SBA Guaranteed PPP Loan [Member]
Total			$ 197,662